RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details 2)	9 Months Ended
Dec. 31, 2016 USD ($) shares
Previously Reported [Member]
Issuance of common stock to founders for no consideration - number of shares | shares	26,100,000
Issuance of common stock to founders for no consideration - Amount of Common Stock	$ 2,610
Issuance of common stock to founders for no consideration - Discount on Common Stock	$ (2,610)
Issuance of common stock for change in control - Number of Shares | shares
Issuance of common stock for change in control - Amount of Common Stock
Issuance of common stock for change in control - Discount on Common Stock
Issuance of common stock for cash - Number of of Shares | shares
Issuance of common stock for cash - Amount of Common Stock
Issuance of common stock for cash - Additional Paid-in Capital
Issuance of common stock for cash - Total Stockholders' Deficit
Balance, December 31, 2016 - Number of Shares | shares	6,700,000
Balance, December 31, 2016 - Amount of Common Stock	$ 670
Balance, December 31, 2016 - Additional Paid-in Capital	1,769
Balance, December 31, 2016 - Total Stockholders' Deficit	$ (5,000)
Restatement Adjustment [Member]
Issuance of common stock to founders for no consideration - number of shares | shares	(6,100,000)
Issuance of common stock to founders for no consideration - Amount of Common Stock	$ (610)
Issuance of common stock to founders for no consideration - Discount on Common Stock	$ 610
Issuance of common stock for change in control - Number of Shares | shares	6,100,000
Issuance of common stock for change in control - Amount of Common Stock	$ 610
Issuance of common stock for change in control - Discount on Common Stock	$ (610)
Issuance of common stock for cash - Number of of Shares | shares	415,000
Issuance of common stock for cash - Amount of Common Stock	$ 42
Issuance of common stock for cash - Additional Paid-in Capital	373
Issuance of common stock for cash - Total Stockholders' Deficit	$ 415
Balance, December 31, 2016 - Number of Shares | shares	415,000
Balance, December 31, 2016 - Amount of Common Stock	$ 42
Balance, December 31, 2016 - Additional Paid-in Capital	373
Balance, December 31, 2016 - Total Stockholders' Deficit	$ 415
Restatement [Member]
Issuance of common stock to founders for no consideration - number of shares | shares	20,000,000
Issuance of common stock to founders for no consideration - Amount of Common Stock	$ 2,000
Issuance of common stock to founders for no consideration - Discount on Common Stock	$ (2,000)
Issuance of common stock for change in control - Number of Shares | shares	6,100,000
Issuance of common stock for change in control - Amount of Common Stock	$ 610
Issuance of common stock for change in control - Discount on Common Stock	$ (610)
Issuance of common stock for cash - Number of of Shares | shares	415,000
Issuance of common stock for cash - Amount of Common Stock	$ 42
Issuance of common stock for cash - Additional Paid-in Capital	373
Issuance of common stock for cash - Total Stockholders' Deficit	$ 415
Balance, December 31, 2016 - Number of Shares | shares	7,115,000
Balance, December 31, 2016 - Amount of Common Stock	$ 712
Balance, December 31, 2016 - Additional Paid-in Capital	2,142
Balance, December 31, 2016 - Total Stockholders' Deficit	$ (4,585)